Principal Accounting Policies - Additional Information (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jan. 31, 2018 $ / shares shares	Dec. 31, 2018 CNY (¥) Segment shares	Dec. 31, 2018 USD ($) Segment shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Exchange rates used for translation				6.8632		6.5342		6.8632
Convenience translation, noon buying rate of US$ using RMB				6.8755				6.8755
Interest income				¥ 4,200,000		¥ 700,000	¥ 50,000
Intangible assets, estimated useful lives				10 years	10 years
Impairment of intangible assets				¥ 0
Impairment of goodwill				¥ 0
Percentage of advertising agency commission				2.00%	2.00%
Equity interest acquired		100.00%
Total consideration		¥ 15,000,000
Revenue				¥ 3,022,145,785	$ 439,552,874	517,052,950	57,954,312
Cultural development fee and surcharges				¥ 64,100,000		17,000,000	2,000,000
Applicable tax rate of cultural development fee for advertising services revenues				3.00%	3.00%
Advertising and marketing expenses				¥ 1,061,000,000		41,900,000	200,000
Share-based compensation expense				¥ 9,300,000
IPO related to vesting of ordinary shares | shares				15,937,500	15,937,500
Reversal of unused rewards upon change of original loyalty program	¥ 11,600,000
Costs related to users rewards granted				¥ 2,207,800,000		527,800,000	52,800,000
Rewards redeemed amount				1,973,500,000		245,000,000	13,800,000
Total estimated breakage amount				59,100,000		113,700,000
Users reward recorded in registered users loyalty payable				256,661,934		20,977,138		$ 37,329,930
Estimated users rewards recorded in accrued liabilities related to users loyalty programs				44,133,812		187,003,469		6,418,997
Interest and penalties associated with uncertain tax positions				0		0	¥ 0
Unrecognized uncertain tax positions				¥ 0		¥ 0
Number of operating segments | Segment				1	1
Number of reportable segments | Segment				1	1
Payment commitment under non-cancellable operating lease				¥ 59,691,274				$ 8,681,736
ASU 2016-02
Accounting Policies [Line Items]
Payment commitment under non-cancellable operating lease				59,700,000
Right-of-use asset offsetting lease liability				52,400,000
Restricted shares
Accounting Policies [Line Items]
Share price | $ / shares			$ 0.0001
Restricted shares granted | shares			15,937,500
General and Administrative Expenses
Accounting Policies [Line Items]
Share-based compensation expense				864,700,000
Sales and Marketing Expenses
Accounting Policies [Line Items]
Loyalty program cost	¥ 62,359
Accrued rewards reversed amount				196,300,000
Agent and Platform Service fees
Accounting Policies [Line Items]
Revenue				¥ 203,400,000
Minimum
Accounting Policies [Line Items]
Percentage of after tax net income to be allocated to general reserve under PRC law.				10.00%	10.00%
Minimum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period			24 months
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives				10 years	10 years
Percentage of required general reserve registered capital ratio to de force compulsory net profit allocation to general reserve				50.00%	50.00%
Maximum | Restricted shares
Accounting Policies [Line Items]
Shares vesting period			34 months